Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2017	Aug. 31, 2016
11.375% senior notes, due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount		$ 475.0
Long-term debt, interest rate (as a percent)		11.375%	11.375%
Long-term debt, maturity year		2018
8.625% senior notes, due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 850.0	$ 850.0
Long-term debt, interest rate (as a percent)	8.625%	8.625%
Long-term debt, maturity year	2019	2019
5.25% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 500.0	$ 500.0
Long-term debt, interest rate (as a percent)	5.25%	5.25%
Long-term debt, maturity year	2020	2020
6.75% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,000.0	$ 1,000.0
Long-term debt, interest rate (as a percent)	6.75%	6.75%
Long-term debt, maturity year	2020	2020
6.625% senior notes, due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,250.0	$ 1,250.0
Long-term debt, interest rate (as a percent)	6.625%	6.625%
Long-term debt, maturity year	2021	2021
7.75% senior notes, due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,000.0	$ 1,000.0
Long-term debt, interest rate (as a percent)	7.75%	7.75%
Long-term debt, maturity year	2022	2022
6% senior notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,250.0	$ 1,250.0
Long-term debt, interest rate (as a percent)	6.00%	6.00%
Long-term debt, maturity year	2023	2023
5.625% Operating Partnership senior notes, due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 1,050.0	$ 1,050.0
Long-term debt, interest rate (as a percent)	5.625%	5.625%
Long-term debt, maturity year	2024	2024
4.50% Operating Partnership senior notes, due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 500.0	$ 500.0
Long-term debt, interest rate (as a percent)	4.50%	4.50%
Long-term debt, maturity year	2026	2026
4.625% senior notes, due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 500.0	$ 500.0		$ 500.0
Long-term debt, interest rate (as a percent)	4.625%	4.625%		4.625%
Long-term debt, maturity year	2026	2026
4.50% Operating Partnership senior notes, due 2028 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 350.0
Long-term debt, interest rate (as a percent)	4.50%
Long-term debt, maturity year	2028
7% debentures, due 2036 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 0.6	$ 0.6
Long-term debt, interest rate (as a percent)	7.00%	7.00%
Long-term debt, maturity year	2036	2036
6.7% debentures, due 2096 [Member]
Debt Instrument [Line Items]
Long-term debt, principal amount	$ 2.3	$ 2.3
Long-term debt, interest rate (as a percent)	6.70%	6.70%
Long-term debt, maturity year	2096	2096